                        [STAAR(SM) Investment Trust Logo]



    Opportunity Knocking?                          [PHOTO OF DOOR APPEARS HERE]


                               Semi-Annual Report

                           January 1 to June 30, 2001




                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237
                                  412-367-9076
                          website: www.staarinvest.com
                            email: staarbase@aol.com

LETTER TO SHAREHOLDERS

August 27, 2001

Dear Shareholder:

     The first half of 2001 saw a continuation of volatile bear markets around the world. The U.S. economy has slowed significantly. Second quarter growth slowed to almost zero and revised figures could possibly make it slightly negative. We are certainly flirting with recession, which occurs when there are two quarters of negative growth. Other countries, most notably Japan, Singapore and much of Latin America and Europe, appear to be already in recession. In fact, it is possible that a global recession is already occurring.

     A chain reaction of sorts began with the burst of the speculative investment bubble in 2000. When the NASDAQ and ".com" investors became irrational, they built the biggest stock market "bubble" since 1987. In many ways, though this was a more serious one, for the 1987 crash did not significantly slow the economy.

     This crash has resulted in a precipitous drop in capital spending among businesses. Capital for entrepreneurs has been reduced. Household wealth has dropped around the world. Spending has become more cautious. Business and consumer confidence is being tested. Higher energy prices exacerbated problems.

     In addition, this downturn is global. Few countries have escaped the slowdown. This "syncronicity" is somewhat unusual and accents the significant globalization of the world's economic progress over the last decade.

     Bear markets, slowdowns, recession, and uncertainty. What does it all add up to? Simply put, opportunity.

     The good news is that inflation seems relatively tame and the long-term prospects for the technological revolution and global growth are still good. The Federal Reserve has lowered interest rates to their lowest levels since the early 1990's, from 6.5% to 3.5% in 2001. That, coupled with the tax refunds should help stimulate growth. Given that it generally takes around six months for changes in monetary policy to take effect, there is an excellent probability that the U.S. economy could show signs of improvement by the end of 2001. By mid-2002 it is possible we could be back to a modest, though healthy 3% GDP growth rate.

     If this true, then investors should look at history to guide investment decisions. Unquestionably, the best time to buy larger company stocks (i.e. the S&P 500) has been about half way through a recession. Uncertainty and fear replace confidence and greed. The media focuses on the negative. People are concerned. Demand for stocks falls and therefore prices fall. The stock market goes "on sale".

     It is admittedly almost impossible to "time" the exact bottom of individual stocks or stock markets. However, as long as you buy when they are relatively low, you can do very well if the long-term trend of the market remains upward. For instance, if you believe that the S&P 500 will be a good bit higher in 5-10 year than it is today, and if it is reasonable to assume that it will grow faster than the 3.5% money market rates, then it makes sense to be investing now, regardless of whether you get in at the exact bottom.

     There will continue to be risks. Therefore you should continue to make your investment decisions in the context of careful planning and with the assistance of the appropriate financial advisors.

     The detailed information in this report is provided to assist you in understanding your investment. Please feel free to call me personally if you have a question.

     On behalf of the Trustees and people of STAAR Financial Advisors, Inc., I want to thank you for your continued confidence in us. We remain deeply grateful for you and committed to your well being.


                                     Sincerely Yours,

                                     /s/ J. Andre Weisbrod, Trustee

                                     J. Andre Weisbrod, Trustee
                                     President, STAAR Financial Advisors, Inc.,
                                     Advisor to the Trust



STAAR Investment Trust Semi-Annual Report 6/30/01   (Published 8/31/01)  Page 1

Perspective & Performance(1)

     Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.

    INTERMEDIATE BOND FUND (IBF)

     A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity usually between 3 and 7 years.

     Conditions for intermediate bonds continued to be mostly favorable in the second quarter with the Federal Reserve continuing to lower interest rates. The economy has slowed considerably. Rates may go down a bit more from here, but should settle, and our outlook for the second half of 2001 is Neutral to slightly Favorable for bonds. We are pleased to report that of 604 funds in Morningstar's Intermediate Bond Fund Category, the IBF received the #1 Bear Market ranking. In other words, it was the best performing Intermediate Bond Fund during months where the Lehman Bros. Aggregate Bond Index lost more than 1%.

                                       QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
         PERFORMANCE FOR PERIODS       ENDING   PERIOD 1/1/01  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
            ENDING 6/30/01(1)          6/30/01   TO 6/30/01     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
     IBF TOTAL RETURN                   0.4%        3.3%         9.4%       5.4%         6.2%          6.2%          5.3%
     Lehm Bros Intrm Gov/Corp Indx      0.7%        4.1%        11.0%       6.4%         7.0%          7.2%          6.8%
     MornStar Interm-Term Fds Avg       0.3%        3.4%        10.0%       5.0%         6.5%          6.5%          6.3%


     Current Yield as of 6/30/01.......  5.1%(3)       S.E.C. Yield as of 6/30/01   5.2%(4)

     Average Maturity..................  4.6 Years     Portfolio Turnover          24.0%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. (3) Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses) (4) S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

     LONG TERM BOND FUND (LTBF)

     A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity over 10 years.

     Federal Reserve policy has been favorable, but a long-term view that includes a leveling or even rises in inflation could keep Long-Term Bonds from experiencing significant gains the rest of the year. However, neither do we see conditions dramatically changing unfavorably.

                                     QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
        PERFORMANCE FOR PERIODS      ENDING   PERIOD 1/1/01  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
           ENDING 6/30/01(1)         6/30/01   TO 6/30/01     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
     LTBF TOTAL RETURN                0.1%        2.6%         8.1%       3.9%         6.3%          6.5%          5.9%
     Lehm Bros LT Gov/Corp Indx      -0.6%        2.1%        11.3%       5.0%         8.3%          8.6%          7.9%
     MornStar Long-Term Fds Avg       0.5%        3.6%        10.4%       4.1%         6.5%          6.2%          6.2%

     Current Yield as of 6/30/01......   6.1%(3)        S.E.C. Yield as of 6/30/01     6.1%(4)

     Average Maturity.................   14.1 Years     Portfolio Turnover            13.2%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. (3) Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses) (4) S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.


STAAR Investment Trust Semi-Annual Report 6/30/01                         Page 2

     LARGER COMPANY STOCK FUND (LCSF)

     A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

     The DOW has continued in its sideways trading range. The S&P 500 has been more volatile. It has not been a good year for stocks, but if earnings news turns more positive by October a strong finish to the year is very possible. We are cautiously optimistic. We are pleased to report that the LCSF is ranked in the top 18% year-to-date and the top 20% for the last 12 months among all funds in Morningstar's Large Blend category for the period ending 6/30/01.

                                     QUARTER  YEAR-TO-DATE              THREE YEAR     FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
        PERFORMANCE FOR PERIODS       ENDING  PERIOD 1/1/01  ONE YEAR   AVG. ANNUAL   AVG. ANNUAL   INCEPTION     INCEPTION
           ENDING 6/30/01(1)          6/30/01  TO 6/30/01     RETURN     RETURN(2)     RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
     LCSF TOTAL RETURN                5.6%       -5.2%       -10.0%        3.3%         10.2%         8.0%         10.1%
     S&P500 Index                     5.9%       -6.7%       -14.8%        3.9%         14.5%        10.8%*        14.4%*
     Dow Jones Ind Avg                6.7%       -1.9%         2.0%        7.1%         15.1%        10.7%*        14.4%*
     New York Stock Exchg. Comp.      7.9%       -2.1%         0.0%        3.6%         12.4%         9.7%*        12.2%*
     MornStar Gr & Inc Fds Avg        5.5%       -4.5%        -3.7%        3.8%         12.3%         9.6%         12.3%

                   Portfolio Turnover................... 7.0%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. * Does not include dividends

     SMALLER COMPANY STOCK FUND (SCSF)

     A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

     Smaller stocks have done a bit better than large stocks over the past couple years. This is a trend that could well continue for awhile. We are pleased to report that the SCSF has beat the Russell 2000 index over the last five years and is ranked in the top 31% of all funds in Morningstar's Small Blend category for the three year period ending 6/30/01.that the SCSF has been ranked in the top 15% of all funds in Morningstar's Small Blend category for both one and three year periods.

                                   QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
        PERFORMANCE FOR PERIODS     ENDING  PERIOD 1/1/01  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
           ENDING 6/30/01(1)        6/30/01  TO 6/30/01     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
     SCSF TOTAL RETURN              13.2%       5.7%        -0.4%       10.2%        11.2%        12.7%         11.5%
     Russell 2000 Index             14.4%       7.0%         0.7%        5.3%         9.6%         9.2%          9.9%
     S&P Smallcap 600 Index         13.7%       6.2%        11.1%        7.5%        12.5%        11.5%         12.7%
     MornStar Small Co Fds Avg      14.4%       8.6%        13.5%        8.5%        12.6%        11.9%         13.2%

                   Portfolio Turnover................... 0.00%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.


STAAR Investment Trust Semi-Annual Report 6/30/01                        Page 3

     INTERNATIONAL FUND (INTF)

A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

     International markets continued to struggle. It is likely they will not rebound significantly until the US markets resume their long-term upward trends. We are pleased to report that the INTF was ranked in the top 21% year-to-date and the top 31% for 12 months among all funds in the Foreign Stock Category for the period ending 6/30/01.

                                       QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
        PERFORMANCE FOR PERIODS        ENDING   PERIOD 1/1/01  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
           ENDING 6/30/01(1)           6/30/01   TO 6/30/01     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
     INTF TOTAL RETURN                  1.1%       -10.9%      -22.0%       -0.1%        3.2%          0.1%          3.7%
     EAFE. Index                       -1.3%       -14.9%      -23.8%       -1.3%        2.8%          1.4%*         3.0%*
     MornStar Foreign Fds Avg           0.6%       -13.4%      -23.9%        0.5%        4.5%          3.2%          5.6%
     MornStar Div. Emerg. Mkts. Fds     6.4%        -1.1%      -25.0%        0.8%       -4.8%         -7.1%         -2.5%

                   Portfolio Turnover................... 5.5%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

     ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)

A multi-asset global fund of funds that invest in assets hat offer opportunities for growth.

     The AltCat Fund rebounded in the second quarter after a weak first quarter. Though it trails the Morningstar Multi-Asset Global funds average year-to-date, we are pleased to report that the ACF ranked in the top 22% of Multi-Asset Global funds for the three year period ending 6/30/01 as tracked by Morningstar. International positions have hurt the Fund the most. However, our diversified global strategy remains intact.

                                       QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
        PERFORMANCE FOR PERIODS        ENDING   PERIOD 1/1/01  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
           ENDING 6/30/01(1)           6/30/01   TO 6/30/01     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
     ACF TOTAL RETURN                   5.8%       -6.1%       -10.0%       7.2%         5.8%          4.9%          5.6%
     MornStar Multi-Asset Global Fds    1.7%       -3.6%        -5.3%       4.0%         5.9%          6.3%          7.2%

                   Portfolio Turnover................... 0.0%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

Notes regarding performance: Total Return assumes dividends and/or capital gains reinvested. STAAR Fund returns are based on Net Asset Value. Indexes such as the Dow Jones Industrial, EAFE and Lehman Bros. Bond indexes are unmanaged, and therefore have little or no expenses. Morningstar mutual fund averages reflect net returns after expenses with dividend and capital gain distributions reinvested. Performance numbers are quoted directly or derived from data published in the Wall St. Journal ands other public sources and may be preliminary data. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


STAAR Investment Trust Semi-Annual Report 6/30/01                         Page 4

                             INTERMEDIATE BOND FUND
                        PORTFOLIO VALUATION AS OF 6/30/01

                                                SHARES OR
                                                PRINCIPAL        UNIT                                                   UNREALIZED
POSITION                                          AMOUNT         COST   PRICE        COST        VALUE     PERCENT      GAIN/(LOSS)
-----------------------                         ---------        ----   -----        ----        -----     -------      ----------
CASH & EQUIVALENTS                                49,223         1.00    1.00       49,223       49,223      2.7%              0
                                                                                    ------      -------      ----
                            SUBTOTAL                                                49,223       49,223      2.7%              0
INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
       US Treasury Note 6.375 due 8/15/02          20,000      100.45    102.63     20,089       20,525      1.1%            436
       US Treasury Note 6.5 due 5/15/05            20,000      100.19    105.72     20,038       21,144      1.2%          1,106
       US Treasury Note 5.5 due 2/15/08            20,000      100.42    101.53     20,084       20,306      1.1%            222
       US Treasury Note 5.25 due 5/15/04           30,000       97.75    101.75     29,325       30,525      1.7%          1,200
                                                                                    -------     -------     ----          ------
                            SUBTOTAL                                                 89,535      92,500      5.1%          2,965
GOVERNMENT AGENCY OBLIGATIONS
       Fedl Farm Cr Bank 5.35 due12/11/08         115,000       99.11     96.92     113,977     111,458      6.1%         (2,519)
       Fedl Home Ln Mtg Corp Deb 6.25 due          60,000      100.00     99.41      60,000      59,644      3.3%           (356)
          6/24/08
       Fedl Home Ln Mtg Corp Deb 6.125 7/24/08     30,000       93.75     98.97      28,125      29,691      1.6%          1,566
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06      40,000      100.25     98.94      40,100      39,575      2.2%           (525)
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08    30,000       97.03     95.28      29,109      28,584      1.6%           (525)
       Fedl Home Ln Bank Bond 5.125 9/15/03        35,000       97.67    100.59      34,185      35,208      1.9%          1,023
       Fedl Home Ln Bank Bond 6.17 due 7/30/02     20,000      102.22    102.16      20,443      20,431      1.1%            (12)
       Fedl Home Ln Bank Bond 5.925 due 8/14/03    40,000      100.98    102.25      40,391      40,900      2.3%            509
       Fedl Home Ln Bank Bond 5.8 due 11/04/05     60,000       96.63    100.03      57,975      60,019      3.3%          2,044
       Fedl Home Ln Bank Bond 5.835 7/15/08        20,000       99.99     99.53      19,998      19,906      1.1%            (92)
       Fedl Home Ln Bank Bond 5.355 1/05/09        50,000       96.95     96.19      48,475      48,094      2.6%           (381)
       Fedl Home Ln Bank Bond 6.05 2/24/06         40,000       95.25    100.16      38,100      40,062      2.2%          1,962
       Fedl Home Ln Bank Bond 5.785 4/14/08        50,000      101.84     99.44      50,920      49,719      2.7%         (1,201)
       Fedl Nat'l Mtg Assoc. 6.03 2/2/09           45,000       96.47     98.22      43,413      44,199      2.4%            787
       Fedl Nat'l Mtg Assoc. 5.25 1/15/09          50,000       98.31     95.47      49,156      47,735      2.6%         (1,422)
       TVA Pwr Bds 1993 Ser 6.125 due 7/15/03      20,000       97.00     99.94      19,400      19,988      1.1%            588
       TVA Pwr Bds 1995 Ser 6.375 due 6/15/05      13,000       97.25    102.91      12,643      13,378      0.7%            734
                                                                                    -------     -------     -----         ------
                            SUBTOTAL                                                706,410     708,590     39.0%          2,179
CORPORATE OBLIGATIONS
       American General Corp. 6.25 3/15/03         50,000      103.07    102.12      51,537      51,060      2.8%           (477)
       Bankamerica Corp 5.875 2/15/09              50,000       96.03     95.25      48,016      47,625      2.6%           (391)
       Bank One Corp 6.875 8/01/06                 40,000      103.58    103.01      41,432      41,204      2.3%           (228)
       CP&L Energy 5.95 3/01/09                    50,000       98.14     95.54      49,071      47,770      2.6%         (1,301)
       Chase Manhattan Corp 6.0 due 2/15/09        50,000       98.31     96.35      49,156      48,175      2.7%           (981)
       Columbia/HCA Healthcare 6.87 due            30,000       98.63    100.29      29,588      30,087      1.7%            500
          9/15/03
       Ford Motor Cr 6.0 due 1/14/03               80,000      102.84    101.30      82,268      81,040      4.5%         (1,228)
       Hertz Corp 6.625 5/15/08                    50,000      101.40     98.25      50,698      49,125      2.7%         (1,573)
       IBM Corp Nt Bk Entry 7.25 due 11/01/02      20,000      102.14    103.19      20,427      20,638      1.1%            211
       Lehman Brothers 6.625 due 2/05/06           50,000       97.07    101.33      48,534      50,665      2.8%          2,132
       Lehman Brothers 6.625 due 4/01/04           50,000       98.29    102.23      49,147      51,115      2.8%          1,969
       Mellon Financial Co. 6.0 due 3/01/04        40,000      100.09    101.31      40,036      40,524      2.2%            488
       Merrill Lynch & Co Nts 8.0 due 2/01/02      25,000      103.50    102.13      25,875      25,533      1.4%           (343)
       Merrill Lynch & Co Nts 5.5 due 2/12/04      45,000      100.00     99.99      45,000      44,996      2.5%             (4)
       Merrill Lynch & Co Nts 6.0 due 2/17/09      40,000       92.72     96.63      37,089      38,652      2.1%          1,564
       Motorola Inc Note 5.8 10/15/08              40,000       90.24     88.55      36,095      35,420      1.9%           (674)
       Morgan Stanley Nts 5.625 due 1/20/04        50,000       99.72    100.43      49,859      50,215      2.8%            356
       New England Telephone Co. 6.125 due         35,000      101.03     97.27      35,359      34,045      1.9%         (1,314)
          10/01/06
       Sears Accept Corp  6.92 due 6/17/04         40,000      104.80    103.05      41,920      41,220      2.3%           (700)
       TCI Comm Inc 6.375 5/01/03                  35,000       98.73    101.59      34,557      35,557      2.0%          1,000
       Transamerica Fin 7.25 8/15/02              100,000       99.98    102.32      99,982     102,320      5.6%          2,338
                                                                                    -------     -------      ----        -------
                            SUBTOTAL                                                965,644     966,984     53.2%          1,343


                                       TOTALS                                     1,810,812   1,817,279       100%         6,487


Note: This portfolio valuation does not include accrued income and expenses. Therefore, the total value shown is not the same as the net asset value.

BREAKDOWN BY GENERAL ASSET TYPE

                           [CHART APPEARS HERE]
                       Cash & Equivalents               3%
                       Corporate                       53%
                       US Treasury & Gov Agency        44%

    BREAKDOWN BY GENERAL RATING
    (S&P and/or Moody's)

                               [CHART APPEARS HERE]
                       AAA Rated                       45%
                       AA Rated                        16%
                       A Rated                         37%
                       BBB Rated                        2%

STAAR Investment Trust Semi-Annual Report 6/30/01                        Page 5

                               LONG TERM BOND FUND
                        PORTFOLIO VALUATION AS OF 6/30/01

                                                     SHARES OR
                                                     PRINCIPAL     UNIT                                                 UNREALIZED
POSITION                                              AMOUNT       COST     PRICE       COST      VALUE     PERCENT     GAIN/(LOSS)
------------------------                             ---------     ----     -----       ----      -----     -------     -----------
CASH & EQUIVALENTS                                     2,520        1.00      1.00     2,520       2,520      0.3%              0
                                                                                     -------     -------     ----         -------
                                SUBTOTAL                                               2,520       2,520      0.3%              0
   US TREASURY OBLIGATIONS
       US Treasury Bond 7.25 due 5/15/16              75,000      105.59    113.78    79,194      85,336      9.6%          6,142
       US Treasury Bond 7.25 due 8/15/22              20,000      100.81    115.94    20,163      23,188      2.6%          3,025
       US Treasury Bond 6.25 due 8/15/23              35,000      101.94    104.09    35,680      36,433      4.1%            752
       US Treasury Bond 5.50 due 8/15/28              40,000      100.75     94.81    40,300      37,925      4.3%         (2,375)
                                                                                     -------     -------     -----        -------
                                SUBTOTAL                                             175,336     182,881     20.5%          7,544
   GOVERNMENT AGENCY OBLIGATIONS
       Fedl Nat'l Mtg Assoc. 6.37 due 2/25/14         35,000       89.50     97.23    31,325      34,031      3.8%          2,706
       Fedl Home Ln Bank Bond 5.73 due 9/04/08        25,000       92.56     98.81    23,141      24,703      2.8%          1,563
       Fedl Home Ln Mtg Corp 6.85 due 5/14/13         35,000      100.28     98.84    35,099      34,595      3.9%           (503)
       Fedl Home Ln Mtg Corp 6.42 due 8/19/13         30,000      101.26     97.13    30,379      29,138      3.3%         (1,241)
       Fedl Home Ln Mtg Corp 6.875 due 9/15/10        20,000      102.88    105.03    20,576      21,006      2.4%            430
       Fedl Farm Cred Bk 6.9 due 9/08/15              40,000      101.95    104.61    40,780      41,844      4.7%          1,064
                                                                                     -------     -------     ----          ------
                                SUBTOTAL                                             181,300     185,317     20.8%          4,017
   CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 10/1/23            25,000      103.50     90.04    25,875      22,510      2.5%         (3,364)
       Bankamerica Corp MTN 6.0 due 12/23/13          15,000      100.00     92.03    15,000      13,805      1.5%         (1,195)
       Bear Stearns Cos 7.625 due 2/01/05             40,000       99.69    104.67    39,876      41,868      4.7%          1,993
       Chase Manhattan Corp MTN 6.5 due 5/06/13       15,000      100.25     96.40    15,038      14,460      1.6%           (578)
       Citicorp 7.2 due 9/15/10                       35,000      102.38     99.75    35,831      34,913      3.9%           (919)
       Citigroup 7.25 due 10/01/10                    25,000      100.89    104.19    25,222      26,048      2.9%            826
       Ford Motor Credit MTN 7.0 9/20/10              40,000      101.00     97.10    40,400      38,840      4.4%         (1,560)
       General Electric Cap Crp. MTN 6.4 due          25,000       99.75     97.60    24,938      24,400      2.7%           (538)
          1/16/13
       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06        20,000       99.31    103.06    19,861      20,612      2.3%            751
       IBM Corp 6.5 1/15/28                           35,000       98.56     94.20    34,496      32,970      3.7%         (1,526)
       Lehman Bros. Holdings 7.0 due 5/12/14          35,000       93.99     96.00    32,896      33,600      3.8%            704
       Merrill Lynch 6.33 due 2/25/14                 50,000       99.40     96.96    49,700      48,480      5.4%         (1,220)
       Morgan Stanley Grp 7.45 due 7/03/12            15,000      100.00    100.00    15,000      15,000      1.7%              0
       National City Corp 6.875 05/15/19              30,000      101.01     95.70    30,304      28,710      3.2%         (1,594)
       So Western Bell Tel Deb 6.75 due 6/01/08       15,000       96.25     99.89    14,438      14,984      1.7%            546
       United Air Lines Inc 9.75 8/15/21              25,000      105.26     93.32    26,315      23,330      2.6%         (2,985)
       Time Warner 6.875 6/15/18                      50,000       98.66     94.65    49,329      47,325      5.3%         (2,004)
       Xerox Credit Corp MTN 6.5 due 1/28/13          30,000      100.00     59.95    30,000      17,985      2.0%        (12,015)
       Xerox Credit Corp MTN 6.5 due 2/11/13          35,000      100.00     59.58    35,000      20,853      2.3%        (14,147)
                                                                                     -------     -------     ----         --------
                                SUBTOTAL                                             559,517     520,691     58.4%        (38,823)

                                       TOTALS                                        918,673     891,409      100%        (27,261)

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

BREAKDOWN BY GENERAL ASSET TYPE

                                  [CHART APPEARS HERE]
                           Cash & Equivalents             0%
                           Corporate                     59%
                           US Treasury & Gov Agency      41%

    BREAKDOWN BY GENERAL RATING (S&P and/or Moody's)

                           [CHART APPEARS HERE]
                           AAA Rated       46%
                           AA Rated        12%
                           A Rated         34%
                           BBB Rated        8%

STAAR Investment Trust Semi-Annual Report 6/30/01                        Page 6

                            LARGER COMPANY STOCK FUND
                        PORTFOLIO VALUATION AS OF 6/30/01

                                                                 UNIT                                                   UNREALIZED
   POSITION                                     SHARES           COST     PRICE      COST        VALUE     PERCENT     GAIN/(LOSS)
   ---------------------                        ------           ----     -----      ----        -----     -------     ------------
   CASH & EQUIVALENTS
          Putnam Money Market Fund A            3,685.74         1.00      1.00      3,686        3,686      0.1%               0
          Firstar Treasury Money Market        96,564.99         1.00      1.00     96,565       96,565      3.4%               0
                                                                                 ---------    ---------     ----          -------
                                                                                   100,251      100,251      3.5%               0
   U.S. LARGER CO. STOCK FUNDS
          Bear Stearns S&P Stars A             14,371.13        25.84     30.18    371,288      433,721     15.1%          62,433
          Fundamental Investors Fund           18,397.87        29.54     29.27    543,455      538,506     18.8%          (4,950)
          Janus Twenty                          2,356.17        63.24     44.11    149,009      103,931      3.6%         (45,078)
          Putnam Fund For Growth & Income      19,005.13        19.06     19.15    362,269      363,948     12.7%           1,679
          Putnam Investors A                   19,725.83        14.18     13.02    279,658      256,830      9.0%         (22,828)
          Torray Fund                           8,963.95        38.43     38.05    344,489      341,078     11.9%          (3,411)
                                                                                 ---------    ---------     ----          -------
                                                                                 2,050,169    2,038,014     71.1%         (12,156)
   U.S. MID-CAP LARGER CO. STOCK FUNDS
          Mairs & Power Growth Fund             4,557.90        88.83    107.67    404,898      490,749     17.1%          85,851
          Longleaf Partners                     9,482.72        24.07     25.18    228,266      238,775      8.3%          10,509
                                                                                 ---------    ---------     ----          -------
                                                                                   633,164      729,524     25.4%          96,360
                                                          TOTALS                 2,783,583    2,867,788      100%          84,204

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

     BREAKDOWN BY GENERAL ASSET TYPE
     (Includes estimated cash positions of mutual funds owned by the Fund)

                                 [CHART APPEARS HERE]
                             Bonds                   1%
                             Cash & Equivalents      6%
                             Domestic Stock         88%
                             Foreign Stock           5%
                             Other                   0%

     BREAKDOWN BY MANAGEMENT STYLE
     (Does not include estimated cash positions of mutual funds owned by the Fund)

                                  [CHART APPEARS HERE]
                             Cash & Equivalents         3%
                             Large Cap Blend            0%
                             Large Cap Growth          28%
                             Large Cap Value           44%
                             Larger Mid-Cap Blend      25%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/01                        Page 7

                           SMALLER COMPANY STOCK FUND
                        PORTFOLIO VALUATION AS OF 6/30/01

                                                                 UNIT                                                   UNREALIZED
  POSITION                                         SHARES        COST     PRICE     COST         VALUE      PERCENT     GAIN/(LOSS)
  -------------------------------------------      ------        ----     -----     ----         -----      -------     ----------
  CASH & EQUIVALENTS
         Franklin Money Fund A                      1,364.83     1.00      1.00       1,365        1,365      0.0%             0
         Firstar Treasury Money Market             99,462.62     1.00      1.00      99,463       99,463      3.2%             0
                                                                                  ---------    ---------     ----        -------
                            SUBTOTAL                                                100,827      100,827      3.3%             0
  U.S. SMALLER CO. STOCK MUTUAL FUNDS
         Ivy US Emerging Growth Fund               10,676.27     28.87    26.53     308,171      283,241      9.2%       (24,929)
         Franklin Small Cap Growth Fund I           9,200.93     25.45    33.49     234,203      308,139     10.0%        73,936
         T Rowe Price New Horizons Fund            13,246.79     25.07    23.82     332,054      315,538     10.2%       (16,516)
         Royce Opportunity Fund                    59,565.34      7.43     9.29     442,592      553,362     18.0%       110,770
         Putnam Capital Opportunities Fund A       37,079.70      9.14    11.03     339,089      408,989     13.3%        69,900
         Liberty Acorn Z Fund                      24,583.12     16.87    18.20     414,806      447,413     14.5%        32,606
                                                                                  ---------    ---------     ----        -------
                            SUBTOTAL                                              2,070,916    2,316,683     75.2%       245,767
  U.S. MICROCAP STOCK MUTUAL FUNDS
         Franklin Microcap Value Fund I            23,429.33     19.00    24.70     445,186      578,704     18.8%       133,519
         RS MicroCap Growth Fund                    3,972.22     25.79    21.18     102,439       84,132     18.8%       (18,308)
                                                                                  ---------    ---------     ----       --------
                            SUBTOTAL                                                547,625      662,836     21.5%       115,211

                                               TOTALS                             2,719,369    3,080,346      100%       360,977

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

     BREAKDOWN BY GENERAL ASSET TYPE
     (Includes estimated cash positions of mutual funds owned by the Fund)

                                 [CHART APPEARS HERE]
                             Bonds                   1%
                             Cash & Equivalents      8%
                             Domestic Stock         88%
                             Foreign Stock           3%

     BREAKDOWN BY MANAGEMENT STYLE
     (Does not include estimated cash positions of mutual funds owned by the Fund)

                                   [CHART APPEARS HERE]
                             Cash & Equivalents           3%
                             Small Cap Blend             15%
                             Small Cap Growth            23%
                             Small Cap Value             37%
                             Smaller Mid-Cap Growth       9%
                             Smaller Mid-Cap Blend       13%

Notes: Breakdown percentages are estimated based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/01                        Page 8

                               INTERNATIONAL FUND
                        PORTFOLIO VALUATION AS OF 6/30/01

                                                           UNIT                                                      UNREALIZED
POSITION                                      SHARES       COST       PRICE       COST       VALUE      PERCENT      GAIN/(LOSS)
----------------------                        ------       ----       -----       ----       -----      -------      -----------
CASH & EQUIVALENTS
       Putnam Money Market Fund A            46,035.51      1.00       1.00      46,036      46,036       2.3%                 0
       Firstar Treasury Money Market         58,204.21      1.00       1.00      58,204      58,204       2.9%                 0
                                                                              ---------   ---------     -----           --------
                              Subtotal                                          104,240     104,240       5.2%                 0
INTERNATIONAL STOCK MUTUAL FUNDS
       Bear Stearns International Equity A    2,733.27     21.63      17.02      59,129      46,520       2.3%           (12,608)
       Europacific Fund                      12,083.02     32.03      29.25     387,044     353,428      17.5%           (33,616)
       Mercury HW International Fund          9,684.26     22.88      22.97     221,615     222,448      11.0%               832
       Ivy International Fund A               9,550.65     33.90      22.16     323,735     211,642      10.5%          (112,093)
       Putnam International Growth A         18,753.12     20.32      21.24     381,012     398,316      19.7%            17,304
       T Rowe Price International Fund       13,676.57     15.52      12.15     212,307     166,170       8.2%           (46,137)
       Templeton Foreign Fund A              14,706.11      9.93       9.88     146,007     145,296       7.2%              (711)
       CS Warburg Pincus Int'l Eq Fund        9,972.72     20.58      12.83     205,199     127,950       6.3%           (77,249)
                                                                             ----------   ---------     -----           --------
                              Subtotal                                        1,936,049   1,671,772      82.8%          (264,278)
DEVELOPING MARKETS MUTUAL FUNDS
       Pilgrim Emerging Countries FD          1,354.15     22.15      14.44      30,000      19,554       1.0%           (10,446)
       Templeton Developing Markets          21,034.33     13.55      10.67     285,027     224,436      11.1%           (60,591)
           Trust A                                                            ---------   ---------     -----           ---------
                              Subtotal                                          315,027     243,990      12.1%           (71,037)

                                                         TOTALS               2,355,315   2,020,002     100.0%          (335,314)

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
    (Includes estimated cash positions of mutual funds owned by the Fund)

                                   [CHART APPEARS HERE]
                             Bonds                       2%
                             Cash & Equivalents         10%
                             Domestic Stock              5%
                             Foreign Emerging Mkts.     10%
                             Foreign Stock              72%

    BREAKDOWN BY MANAGEMENT STYLE
    (Does not include cash positions of mutual funds owned by the Fund.)

                                 [CHART APPEARS HERE]
                             Cash & Equivalents      5%
                             Large Cap Blend        55%
                             Large Cap Growth       11%
                             Large Cap Value        18%
                             Mid Cap Blend           0%
                             Mid Cap Value          11%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/01                        Page 9

                                   ALTCAT FUND
                        PORTFOLIO VALUATION AS OF 6/30/01

                                                            UNIT                                                      UNREALIZED
POSITION                                      SHARES        COST        PRICE       COST      VALUE     PERCENT      GAIN/(LOSS)
-------------------------                   ---------       ----       ------       ----      ------    -------      -----------
CASH & EQUIVALENTS                            83,941         1.00       1.00       83,941      83,941      7.9%                0
                             Subtotal                                           ---------   ---------    -----           -------
                                                                                   83,941      83,941      7.9%                0
US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       Muhlenkamp Fund                         1,967        39.59      54.10       77,860     106,405     10.0%           28,545
                                                                                ---------   ---------    -----           -------
                             Subtaotal                                             77,860     106,405     10.0%           28,545
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Mutual Series Discovery Fund I          4,906        19.45      19.74       95,421      96,850      9.1%            1,428
       SmallCap World Fund                     3,585        38.44      24.90      137,775      89,256      8.4%          (48,519)
                                                                                ---------   ---------    -----           -------
                             Subtotal                                             233,197     186,106     17.6%          (47,090)
ALTERNATIVE CATEGORIES
       Franklin BioTech Discovery Fund I       1,078        74.65      63.04       80,493      67,974      6.4%          (12,519)
       Franklin Gold Fund I                    2,224        10.03       9.65       22,300      21,463      2.0%             (837)
       Franklin Real Estate Securities         3,061        14.81      16.80       45,321      51,421      4.9%            6,100
          Fund I
       Franklin Natural Resources Fund I       5,809        16.08      17.48       93,412     101,538      9.6%            8,127
       Ivy Pacific Opportunities Fund A       10,880         8.36       6.70       91,011      72,898      6.9%          (18,113)
       Templeton Latin America Fund            7,240        10.86      10.38       78,599      75,150      7.1%           (3,449)
       Vanguard Energy                         3,376        24.31      27.34       82,076      92,303      8.7%           10,228
       Vanguard Health Care                    1,007        87.63     120.82       88,280     121,712     11.5%           33,432
       Light Revolution Fund                   2,283        13.23      10.95       30,199      25,003      2.4%           (5,196)
       Invesco Technology II                   1,304        43.75      40.54       57,029      52,850      5.0%           (4,180)
                                                                                ---------   ---------    -----           --------
                             Subtotal                                             668,721     682,313     64.4%           13,592

                                                          TOTALS                1,063,718   1,058,764    100.0%           (4,954)


Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
    (Does not include cash positions of mutual funds owned by the Fund. Therefore, actual cash will be higher.)

                                  [CHART APPEARS HERE]
                             Cash & Equivalents       14%
                             Biotech                   6%
                             Energy & Nat. Res.       17%
                             Global Flexibly Mgd       7%
                             Global Smaller Cos.       7%
                             Health Care              11%
                             Latin America             7%
                             Pacific Rim/China         7%
                             Prec. Metal/Mining        2%
                             Real Estate & Related     4%
                             Technology                7%
                             U.S. Fexibly Mgd         10%

    BREAKDOWN BY MANAGEMENT STYLE
    (Does not include cash positions of mutual funds owned by the Fund.)

                                   [CHART APPEARS HERE]
                             Cash & Equivalents      8%
                             Large Cap Blend         2%
                             Large Cap Growth       16%
                             Large Cap Value        26%
                             Mid Cap Blend           0%
                             Mid Cap Growth         16%
                             Mid Cap Value          24%
                             Small Cap Growth        8%

Notes: Breakdown percentages are estimated based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/01                       Page 10

                  STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
         STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2001 (unaudited)

                                                          IBF         LTBF       LCSF        SCSF        INTF         ACF
                ASSETS
                ------
Investments in Securities at Value Identified          1,817,297     891,409   2,867,788   3,080,346   2,020,002   1,058,764
Cash (not including money market funds)                        0           0           0           0           0           0
Interest Receivable                                       30,579      13,163         185         192          76         199
                                                       ---------    --------   ---------   ---------   ---------   ---------
                              Total Assets             1,847,877     904,572   2,867,974   3,080,538   2,020,077   1,058,963
                                                       ---------    --------   ---------   ---------   ---------   ---------
             LIABILITIES
             -----------
Accounts Payable for Securities                                0           0           0           0           0           0
Accounts Payable - Sr. Long-term Debt                          0           0           0           0           0           0
Accounts Payable- Other (incl. Advisor,
   TTEE, 12b-1 Fees)                                       1,068         598       2,268       2,382       1,658         850
                                                       ---------    --------   ---------   ---------   ---------   ---------
                              Total Liabilities            1,068         598       2,268       2,382       1,658         850
                                                       ---------    --------   ---------   ---------   ---------   ---------

             NET ASSETS                                1,846,809     903,974   2,865,706   3,078,157   2,018,420   1,058,114
             ----------                                ---------------------------------------------------------------------

Shares of Beneficial Interest Outstanding                178,039      87,014     235,218     232,218     216,166      91,640

Net Asset Value per Share                                  10.37       10.39       12.19       13.26        9.34       11.55

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTH PERIOD ENDED 6/30/01

                                                              IBF       LTBF         LCSF         SCSF       INTF        ACF
                      INVESTMENT INCOME
                      ------------------
Mutual Fund Dividends (Including Money Market Funds)         1,448        486       10,749        2,293       2,977      2,521
Interest                                                    49,607     30,674            0            0           0          0
                                                            ------------------------------------------------------------------
                                                            51,055     31,160       10,749        2,293       2,977      2,521
                 EXPENSES
Advisory Fees                                                5,334      3,284       12,330       12,506       9,525      4,525
Directors Fees                                                 768        412        1,240        1,256         958        456
Taxes                                                            0          0            0            0           0          0
Interest                                                         0          0            0            0           0          0
Marketing Distribs: 12-b-1                                      61         12           82           64          60         39
Other                                                            0          0            0            0           0          0
                                                            ------------------------------------------------------------------
                              Total Expenses                 6,163      3,708       13,651       13,825      10,543      5,020

               Net Investment Income                        44,892     27,452       (2,902)     (11,532)     (7,566)    (2,500)
               ---------------------                        ------------------------------------------------------------------

REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS

Realized Long & Short Term Capital Gains                      (805)     1,825      (42,885)       6,772     (65,938)     2,361
Unrealized Appreciation (Depreciation)                       8,640     (6,248)     (86,375)     182,943    (173,149)   (59,600)
Net Realized & Unrealized Appreciation (Depreciation)        7,835     (4,423)    (129,260)     189,715    (239,087)   (57,239)
                                                            -------------------------------------------------------------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS             52,728     23,030     (132,162)     178,183    (246,654)   (59,739)
     ------------------------------------------             -------------------------------------------------------------------

STAAR Investment Trust Semi-Annual Report 6/30/01                      Page 11

                   STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
                              FINANCIAL STATEMENTS
                        STATEMENT OF CHANGE IN NET ASSETS
                     FOR THE SIX MONTH PERIOD ENDED 6/30/01



                                                      IBF        LTBF         LCSF          SCSF           INTF           ACF
Increase/(Decrease) in net Assets from Operations
-------------------------------------------------
 Net Investment Income                               44,892      27,452        (2,902)      (11,532)       (7,566)       (2,500)
 Net Realized gains of Investments                     (805)      1,825       (42,885)        6,772       (65,938)        2,361
 Unrealized Appreciation (Depreciation)
 of Investments                                       8,640      (6,248)      (86,375)      182,943      (173,149)      (59,600)
                                                 ------------------------------------------------------------------------------
                  Net Change from Ops                52,728      23,030      (132,162)      178,183      (246,654)      (59,739)

         Distributions to Shareholders from:
         -----------------------------------
 Investment  Income                                  42,234      26,811             0             0             0             0
 Realized Long-Term gains                                 0           0             0             0             0             0
                                                 ------------------------------------------------------------------------------
                  Total Distributions                42,234      26,811             0             0             0             0

             Capital Share Transactions
             --------------------------
 Purchases                                          444,423     115,847       496,614       362,043       306,119       200,811
 Redemptions                                       (213,530)   (123,545)     (178,098)     (130,686)     (144,301)      (40,565)
 Reinvestment of Dividends and Distributions         41,915      26,543             0             0             0             0
                                                 ------------------------------------------------------------------------------
 Net Increase in net assets from capital
 share transactions                                 272,809      18,845       318,516       231,357       161,818       160,246
                                                 ------------------------------------------------------------------------------

 Net Assets Beginning of Period                   1,563,515     888,992     2,679,351     2,668,616     2,107,805       957,605
 Net Assets End of Period                         1,846,809     903,974     2,865,706     3,078,157     2,018,420     1,058,112
                                                  ---------    --------     ---------    ----------     ---------     ---------
 Total Increase in Net Assets                       283,294      14,982       186,355       409,540       (89,385)      100,507


                        STATEMENT OF CHANGE IN CASH FLOWS
                     FOR THE SIX MONTH PERIOD ENDED 6/30/01

                                                      IBF          LTBF        LCSF         SCSF         INTF          ACF
      CASH PROVIDED BY OPERATING ACTIVITIES
      -------------------------------------
Net Increase in Net Assets from Operations           52,728       23,030     (132,162)     178,183     (246,654)     (59,739)
Adjustments Required to reconcile to net assets
provided by operating activities
    Unrealized (Appreciation) Depreciation
      of Investments                                 (8,640)       6,248       86,375     (182,943)     173,149       59,600
    (Increase) Decrease in Interest Receivable       (5,839)        (686)         187          150            6          (39)
Increase/(Decrease) in Advisory/TTEE/12b-1 Fees         166           29          158          345           28          119
Payable
Increase (Decrease) in Accts. Payable -
   Instruments Purch./Other                               0            0      150,000       25,000            0            0
                                                   --------     --------     --------     --------     --------     --------

Net Cash Provided by Operating Activities            38,414       28,621      104,558       20,736      (73,471)         (58)

       CASH USED BY INVESTMENT ACTIVITIES
       -----------------------------------
Investments Purchased                              (651,066)    (142,268)    (490,000)    (190,000)    (265,000)    (110,000)
Sales or Redemptions                                410,805      120,381      250,485            0      183,507            0
----------------------------------------------------------------------------------------------------------------------------
Net Used by Investment Activities                  (240,262)     (21,887)    (239,515)    (190,000)     (81,493)    (110,000)

   CASH PROVIDED BY FINANCING ACTIVITIES
   -------------------------------------
Shareholder Contributions                           444,423      115,847      496,614      362,043      306,119      200,811
Shareholder Redemptions (including amounts         (213,530)    (128,095)    (178,098)    (130,686)    (144,301)     (40,565)
re-invested in other Trust portfolios)
Dividends Reinvested By Shareholders                 41,915       26,543            0            0            0            0
Cash Dividends Paid Out to Shareholders                 324          268            0            0            0            0
----------------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Financing Activities           273,133       14,563      318,516      231,357      161,818      160,246

 INCREASE/(DECREASE) IN CASH DURING PERIOD           71,285       21,298      183,558       62,093        6,855       50,188
 -----------------------------------------


STAAR Investment Trust Semi-Annual Report 6/30/01                      Page 12

              STAAR INVESTMENT TRUST SUPPLEMENTARY INFORMATION --
                       SELECTED PER SHARE DATA AND RATIOS

                 Period from May 28, 1997 through June 30, 2001

                                                     IBF                                                LTBF
        PER SHARE DATA          1/1/01-   1/1/00-  1/1/99-    1/1/98-  5/28/97-    1/1/01-    1/1/00-  1/1/99-   1/1/98-   5/28/97-
---------------------------     6/30/01  12/31/00 12/31/99   12/31/98  12/31/97    6/30/01   12/31/00 12/31/99  12/31/98   12/31/97
                               ----------------------------------------------------------------------------------------------------
Net Asset Value Beginning
  Of Period                     10.29      9.96      10.45     10.22     $9.97      10.43     10.09     11.16      10.81    $10.07

Net Investment Income            0.27      0.55       0.54      0.57      0.33       0.32      0.62      0.60       0.63      0.37
Net Realized &
  Unrealized Gains               0.07      0.32      (0.55)     0.19      0.21      (0.07)     0.31     (1.10)      0.30      0.78
                               ----------------------------------------------------------------------------------------------------
Total Income from Operations     0.34      0.87      (0.01)     0.76      0.54       0.25      0.93     (0.50)      0.93      1.15

Distributions from Net
  Investment Income             (0.26)    (0.54)     (0.48)    (0.51)    (0.28)     (0.31)    (0.59)    (0.56)     (0.58)    (0.41)

Distributions from Net
  Realized Gains                 0.00      0.00       0.00     (0.02)    (0.01)      0.00      0.00     (0.01)      0.00      0.00
                               ----------------------------------------------------------------------------------------------------
Total Distributions
  to Shareholders               (0.26)    (0.54)     (0.48)    (0.53)    (0.29)     (0.31)    (0.59)    (0.57)     (0.58)    (0.41)

Net Asset Value End
  of Period                     10.37     10.29       9.96     10.45    $10.22      10.39     10.43     10.09      11.16    $10.81
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                    3.28%     9.06%    (0.14)%     7.41%     6.44%      2.57%     9.37%   (4.53)%      8.63%    11.41%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS

Expenses to Avg. Net Assets*    0.72%     0.72%      0.72%     0.58%     0.58%      0.81%     0.81%     0.81%      0.69%     0.70%
Net Investment Income to
  Avg. Net Assets               2.63%     5.49%      5.28%     5.48%     3.26%      3.01%     6.10%     5.61%      5.70%     3.54%

Portfolio Turnover Rate        24.00%    14.77%     11.85%    22.54%     6.78%     13.19%     7.74%     4.10%      6.40%     0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                  1,847     1,564      1,574     1,154       622        904       889       807        598       339
                               ----------------------------------------------------------------------------------------------------
      Such ratios are after
        effect of Advisory      2001      2000       1999      1998      1997      2001       2000      1999      1998       1997
        fees waived of:         ----      ----      ----       ----      ----      ----       ----      ----      ----       ----
                               $0.00%    $0.00%     $0.00%    $0.13%    $0.13%     $0.00%    $0.00%    $0.00%     $0.12%    $0.12%


                                                                        LCSF
             PER SHARE DATA                   1/1/01-          1/1/00-          1/1/99-           1/1/98-         5/28/97-
---------------------------------------       6/30/01         12/31/00         12/31/99          12/31/98         12/31/97
                                              --------         --------         --------          --------         ---------
Net Asset Value Beginning Of Period            12.85            13.98            12.99             12.16           $11.66

Net Investment Income                          (0.01)           (0.02)           (0.02)             0.03             0.15
Net Realized & Unrealized Gains                (0.62)           (0.32)            2.12              1.56             1.39
                                             -----------------------------------------------------------------------------
Total Income from Operations                   (0.63)           (0.34)            2.10              1.59             1.54

Distributions from Net Investment               0.00             0.00             0.00             (0.04)           (0.13)
Income
Distributions from Net Realized Gains           0.00            (0.79)           (1.11)            (0.72)           (0.91)
                                             ----------------------------------------------------------------------------
Total Distributions to Shareholders             0.00            (0.79)           (1.11)            (0.76)           (1.04)

Net Asset Value End of Period                  12.19            12.85            13.98             12.99           $12.16
                                             ----------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total Return                                   -5.14%           -2.66%           16.13%            13.10%           13.21%
--------------------------------------------------------------------------------------------------------------------------

RATIOS
------
Expenses to Avg. Net Assets*                    0.99%            0.99%            0.99%             1.00%            0.25%
Net Investment Income to Avg. Net              -0.10%           -0.14%           -0.13%             0.23%            1.81%
Assets
Portfolio Turnover Rate                         6.95%           19.69%           37.02%            30.21%            7.84%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                 2,866            2,679            2,430             1,852            1,276
                                        ---------------------------------------------------------------------------------
          Such ratios are after effect       2001             2000             1999              1998             1997
            of Advisory fees waived of:      ----             ----             ----              ----             ----
                        :                   $0.00%           $0.00%           $0.00%            $0.00%           $0.25%

STAAR Investment Trust Semi-Annual Report 6/30/01                      Page 13


                                                     SCSF                                                INTF
     PER SHARE DATA            1/1/01-   1/1/00-   1/1/99-   1/1/98-   5/28/97-    1/1/01-    1/1/00-  1/1/99-   1/1/98-  5/28/97-
-------------------------      6/30/01  12/31/00  12/31/99  12/31/98   12/31/97    6/30/01   12/31/00 12/31/99  12/31/98  12/31/97
                               ----------------------------------------------------------------------------------------------------
Net Asset Value Beginning
  Of Period                    12.54      13.86     11.45      11.45     10.32      10.48     14.08     10.60     10.50     11.73

Net Investment Income          (0.05)     (0.09)    (0.09)     (0.05)    (0.02)     (0.04)     0.02      0.05      0.07      0.12
Net Realized &
  Unrealized Gains              0.85       0.28      3.61       0.38      1.47      (1.12)    (2.36)     4.06      0.31     (0.78)
                               ----------------------------------------------------------------------------------------------------
Total Income
  from Operations               0.79       0.19      3.52       0.33      1.45      (1.16)    (2.34)     4.11      0.38     (0.66)

Distributions from Net
  Investment Income             0.00       0.00      0.00       0.00      0.00       0.00     (0.02)    (0.05)    (0.08)    (0.10)

Distributions from Net
  Realized Gains                0.00      (1.51)    (1.11)     (0.33)    (0.32)      0.00     (1.24)    (0.58)    (0.20)    (0.47)
                               ------- --------------------------------------------------------------------------------------------
Total Distributions
  to Shareholders               0.00      (1.51)    (1.11)     (0.33)    (0.32)      0.00     (1.26)    (0.63)    (0.28)    (0.57)

Net Asset Value End
  of Period                    13.26      12.54     13.86      11.45     11.45       9.34     10.48     14.08     10.60     10.50
                               ----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                    5.74%      1.08%    30.78%      2.89%    13.92%    -10.88%   -16.76%    38.76%     3.64%   (5.64)%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS
------
Expenses to Avg. Net Assets*    0.99%      0.99%     0.99%      0.99%     1.01%      0.99%     0.99%     0.99%     0.99%     0.70%
Net Investment Income to
   Avg. Net Assets             -0.41%     -0.59%    -0.73%     (0.47)%   (0.22)%    -0.36%     0.15%     0.39%     0.65%     1.04%

Portfolio Turnover Rate         0.00%      4.05%    33.53%      6.45%     4.04%      5.54%    10.81%    13.12%     2.30%     0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                  3,077      2,669     2,279      1,612     1,177      2,018     2,108     2,179     1,608     1,126
                               ------- ---------- --------- ---------- --------- ---------- --------- --------- --------- ---------
       Such ratios are after     2001       2000      1999       1998      1997       2001      2000      1999      1998      1997
         effect of Advisory      ----       ----      ----       ----      ----       ----      ----      ----      ----      ----
         fees waived of:        $0.00%     $0.00%    $0.00%     $0.00%    $0.00%     $0.00%    $0.00%    $0.00%    $0.00%    $0.35%



                                                                ACF
             PER SHARE DATA                1/1/01-   1/1/00-    1/1/99-   1/1/98-   5/28/97-
-----------------------------------       6/30/01   12/31/00   12/31/99  12/31/98   12/31/97
Net Asset Value Beginning Of Period        12.29      12.35      9.67     10.53     10.68

Net Investment Income                      (0.03)      0.01      0.06      0.13      0.11
Net Realized & Unrealized Gains            (0.72)      0.69      2.93     (0.73)    (0.16)
                                        ---------------------------------------------------
Total Income from Operations               (0.74)      0.70      2.99     (0.60)    (0.05)

Distributions from Net Investment           0.00      (0.01)    (0.06)    (0.13)    (0.09)
Income
Distributions from Net Realized Gains       0.00      (0.75)    (0.25)    (0.13)    (0.01)
                                        ---------------------------------------------------
Total Distributions to Shareholders         0.00      (0.76)    (0.31)    (0.26)    (0.10)

Net Asset Value End of Period              11.55      12.29     12.35      9.67     10.53
                                        ---------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return                               -6.02%      5.46%    30.86%    -5.75%    (0.44)%
-------------------------------------------------------------------------------------------

RATIOS
------
Expenses to Avg. Net Assets*                0.99%      0.99%     0.99%      0.99%     0.80%
Net Investment Income to
  Avg. Net Assets                          -0.24%      0.04%     0.51%      1.24%     1.00%

Portfolio Turnover Rate                     0.00%      5.11%     4.15%      0.02%     2.74%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                             1,058        958       570        374       307
                                        ---------------------------------------------------
          Such ratios are after            2001       2000      1999       1998      1997
            effect of Avvisory             ----       ----      ----       ----      ----
            fees waived of:               $0.00%     $0.00%    $0.00%     $0.00%    $0.11%


STAAR Investment Trust Semi-Annual Report 6/30/01                        Page 14

[STAAR Investment Trust Logo]


                              OFFICES OF THE TRUST

                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                               INVESTMENT ADVISOR

                         STAAR Financial Advisors, Inc.
                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                             E-MAIl: staar@iname.com

                          WEB SITE: www.staarinvest.com

                               TRANSFER AGENT FOR
                              SHAREHOLDER ACCOUNTS

                         STAAR Financial Advisors, Inc.
                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                                     COUNSEL

                              Alan Lefkowitz, Esq.
                              2488 Mt. Royal Blvd.
                              Pittsburgh, PA 15222

                              INDEPENDENT AUDITORS

                                  Carson & Co.
                              201 Village Commons,
                               Sewickley, PA 15143

                                    TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze
Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

VISIT OUR WEB SITE:
www.staarinvest.com

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